Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital Tables
Summarized stock option activity
Stock option activity	31 December 2017	Weighted average exercise price	31 December 2016	Weighted average exercise price	31 December 2015	Weighted average exercise price
Balance – beginning of period	500,000	$1.20	500,000	$1.20	696,667	$1.60
Expired/Forfeited	(235,000)	(1.50)	-	-	(196,667)	2.50
Balance – end of period	265,000	$1.00	500,000	$1.20	500,000	$1.20

Stock options outstanding
Expiry Date	Exercise Price (CDN$)	31 December 2017	31 December 2016	31 December 2015
17 March 2015	$2.50	-	-	-
08 December 2015	$2.50	-	-	-
07 May 2017	$1.50	-	180,000	180,000
22 May 2017	$1.50	-	20,000	20,000
11 October 2018	$1.00	265,000	300,000	300,000
		265,000	500,000	500,000

Summarized warrant activity
Warrant activity	31 December 2017	Weighted average exercise price		31 December 2016	Weighted average exercise price		31 December 2015	Weighted average exercise price
Balance – beginning of period	-	$	N/A	250,000		$1.00	816,358	$1.90
Expired	-		N/A	(250,000)		1.00	(566,358)	2.30
Balance – end of period	-	$	N/A	-	$	N/A	250,000	$1.00

Warrants outstanding
Issued	Expiry	Exercise Price		31 December 2017	31 December 2016	31 December 2015
18 July 2014	18 July 2016	1.00	(i)	-	-	250,000
				-	-	250,000